At NAV [Member] Expense Example, No Redemption - S000095309 [Member] - C000264028 [Member]	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 33
Expense Example, No Redemption, 3 Years	103
Expense Example, No Redemption, 5 Years	180
Expense Example, No Redemption, 10 Years	$ 406